Long-term debt - Revolving Credit Facilities (Details)			1 Months Ended					12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 USD ($) vessel	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2022 USD ($) vessel CreditFacility	Dec. 31, 2021 USD ($) vessel CreditFacility	Oct. 31, 2022 USD ($) vessel	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross	$ 3,736,700,000	$ 4,345,500,000		$ 4,345,500,000				$ 3,736,700,000	$ 4,345,500,000
Leases For Four 11800 and One 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel								5
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of long-term credit facilities | CreditFacility								3	3
Credit facilities, maximum aggregate borrowings	700,000,000	600,000,000	$ 150,000,000	600,000,000				$ 700,000,000	$ 600,000,000		$ 50,000,000
Credit facilities, aggregate borrowings undrawn	700,000,000	600,000,000		600,000,000				700,000,000	600,000,000
Increase in borrow capacity							$ 100,000,000
Extension to term							2 years
Term of debt			2 years
Carrying amount, gross	0	0		0				0	0
Line of Credit Facility, Fair Value of Amount Outstanding	0	0		0				$ 0	$ 0
Revolving Credit Facilities | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount								0.50%	0.60%
Revolving Credit Facilities | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount								0.45%	0.50%
Revolving Credit Facilities | Line of Credit | 2022 RCF
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 250,000,000
Term of debt			3 years
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	3,751,731,000	4,052,103,000		4,052,103,000				$ 3,751,731,000	$ 4,052,103,000
Credit facilities, aggregate borrowings undrawn	2,518,743,000	1,710,224,000		1,710,224,000				2,518,743,000	1,710,224,000
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		1,077,137,000		1,077,137,000	$ 633,088,000		$ 6,500,000		1,077,137,000	$ 1,170,918,000	$ 108,000,000
Credit facilities, aggregate borrowings undrawn	270,687,000							270,687,000
Increase in borrow capacity							$ 79,540,000
Extension to term							2 years
Carrying amount, gross	1,233,000,000	2,341,800,000		$ 2,341,800,000				$ 1,233,000,000	$ 2,341,800,000			$ 100,000,000
Amount drawn of credit facility	$ 0	$ 0
Early prepayment of credit facility						$ 59,961,000
Interest rate							3.80%
Loan credit number of vessels | vessel		10		10	8				10	15
Term Loan Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin				3.39%	1.40%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount								0.58%	0.56%
Interest rate margin								2.50%	3.50%
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount								0.25%	0.20%
Interest rate margin								0.40%	0.40%